6. NET INVESTMENT IN DIRECT FINANCING AND SALES-TYPE LEASES (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Net minimum lease payments receivable	$ 273,252
Less: unearned interest income	(24,379)	(26,404)
Net investment in direct financing and sales-type leases	248,873
Year 2013
Net minimum lease payments receivable (2013)	122,886
Less: unearned interest income	(13,911)
Net investment in direct financing and sales-type leases	108,975
Year 2014
Net minimum lease payments receivable (2014)	125,468
Less: unearned interest income	(9,759)
Net investment in direct financing and sales-type leases	115,709
Year 2015
Net minimum lease payments receivable (2015)	24,898
Less: unearned interest income	(709)
Net investment in direct financing and sales-type leases	$ 24,189